SCHEDULE OF INVESTMENTS	September 30, 2004			(Unaudited)

GROWTH PORTFOLIO

COMMON STOCK			Shares	Value

AEROSPACE & DEFENSE--	2.72%
Boeing Company			3,900	201,318
Honeywell International Incorporated			7,500	268,950
				470,268
AUTOMOBILES--	1.56%
Ford Motor Company			5,722	80,394
General Motors Corporation			3,200	135,936
Harley-Davidson, Incorporated			900	53,496
				269,826
BANKS--	7.72%
Bank of America Corporation			9,800	424,634
PNC Financial Services Group			4,300	232,630
U.S. Bancorp			13,078	377,954
Wells Fargo & Company			5,000	298,150
				1,333,368
BEVERAGES--	2.73%
Anheuser-Busch Companies, Incorporated			2,600	129,870
Coca-Cola Company			4,300	172,215
PepsiCo, Incorporated			3,500	170,275
				472,360
BIOTECHNOLOGY--	2.37%
Amgen Incorporated *			2,600	147,368
Genentech, Incorporated *			5,000	262,100
				409,468
BUILDING PRODUCTS--	0.74%
American Standard Companies Incorporated *			3,300	128,403

CHEMICALS--	1.39%
Dow Chemical Company (The)			2,400	108,432
E.I. du Pont de Nemours and Company			1,500	64,200
PPG Industries, Incorporated			1,100	67,408
				240,040
COMMERCIAL SERVICES & SUPPLIES--	0.63%
H & R Block, Incorporated			2,200	108,724

COMMUNICATION EQUIPMENT--	2.09%
Cisco Systems, Incorporated *			11,600	209,960
Motorola, Incorporated			8,400	151,536
				361,496
COMPUTERS & PERIPHERALS--	3.56%
Computer Associates International, Incorporated			1,000	26,300
Dell Incorporated *			4,400	156,640
EMC Corporation *			8,200	94,628
Hewlett-Packard Company			5,200	97,500
International Business Machines Corporation			2,500	214,350
Sun Microsystems, Incorporated *			6,400	25,856
				615,274
CONTAINERS & PACKAGING--	0.48%
Sealed Air Corporation *			1,800	83,430

DIVERSIFIED FINANCIALS--	6.40%
Citigroup, Incorporated			9,500	419,140
JPMorgan Chase & Company			8,450	335,718
Morgan Stanley			7,000	345,100
Piper Jaffray Companies, Incorporated *			130	5,147
				1,105,105
DIVERSIFIED TELECOMMUNICATION SERVICES--	2.86%
Alltel Corporation			1,100	60,401
BellSouth Corporation			4,500	122,040
SBC Communications Incorporated			5,200	134,940
Verizon Communications Incorporated			2,300	90,574
Vodafone Group PLC ADR			3,600	86,796
				494,751

ELECTRIC UTILITIES--	1.59%
Dominion Resources, Incorporated			500	32,625
Exelon Corporation			2,400	88,056
Southern Company (The)			2,600	77,948
Wisconsin Energy Corporation			2,400	76,560
				275,189
ELECTRICAL EQUIPMENT & INSTRUMENTS--	0.19%
Agilent Technologies, Incorporated *			600	12,942
Jabil Circuit, Incorporated *			500	11,500
Molex Incorporated			300	8,946
				33,388
ENERGY EQUIPMENT & SERVICES--	0.70%
Schlumberger Limited			1,800	121,158

FOOD PRODUCTS--	2.33%
ConAgra Foods, Incorporated			5,800	149,118
McCormick & Company, Incorporated			5,100	175,134
Sensient Technologies Corporation			3,600	77,904
				402,156
FOOD & DRUG RETAILING--	3.13%
SUPERVALU Incorporated			5,700	157,035
Wal-Mart Stores, Incorporated			7,200	383,040
				540,075
GAS--	0.83%
El Paso Corporation			4,300	39,517
Kinder Morgan, Incorporated			900	56,538
Sempra Energy			1,300	47,047
				143,102
GOVERNMENT AGENCY--	1.13%
Federal Home Loan Mortgage Corporation			3,000	195,720

HEALTH CARE EQUIPMENT & SUPPLIES--	2.28%
Beckman Coulter, Incorporated			3,200	179,584
Medtronic, Incorporated			3,200	166,080
Zimmer Holdings, Incorporated *			600	47,424
				393,088
HEALTH CARE PROVIDERS & SERVICES--	0.46%
McKesson Corporation			3,100	79,515

HOTELS, RESTAURANTS & LEISURE--	1.76%
Fairmont Hotels & Resorts Incorporated			1,100	30,052
Starwood Hotels & Resorts Worldwide, Incorporated			5,900	273,878
				303,930
HOUSEHOLD DURABLES--	0.62%
Stanley Works (The)			2,500	106,325

HOUSEHOLD PRODUCTS--	3.05%
Kimberly-Clark Corporation			2,600	167,934
Newell Rubbermaid Incorporated			2,800	56,112
Procter & Gamble Company			5,600	303,072
				527,118
INDUSTRIAL CONGLOMERATES--	4.52%
3M Company			1,300	103,961
Danaher Corporation			3,200	164,096
General Electric Company			15,300	513,774
				781,831
INFORMATION TECHNOLOGY CONSULTING & SERVICES--	0.71%
Automatic Data Processing, Incorporated			1,700	70,244
Electronic Data Systems Corporation			1,500	29,085
SunGard Data Systems Incorporated *			1,000	23,770
				123,099
INSURANCE--	4.79%
American International Group, Incorporated			4,916	334,239
Brown & Brown, Incorporated			3,200	146,240
Prudential Financial, Incorporated			7,000	329,280
St. Paul Travelers Companies, Incorporated			546	18,051
				827,810

MACHINERY--	0.98%
Ingersoll-Rand Company (Class A)			2,500	169,925

MEDIA--	3.13%
Comcast Corporation (Special Class A) *			3,400	96,016
Omnicom Group Incorporated			500	36,530
Time Warner Incorporated *			6,700	108,138
Viacom Incorporated (Class B)			2,700	90,612
Walt Disney Company (The)			9,300	209,715
				541,011
MISCELLANEOUS--	0.94%
Nasdaq-100 Index Tracking Stock			4,600	161,552

MULTI-LINE RETAIL--	0.42%
Target Corporation			1,600	72,400

OFFICE ELECTRONICS--	0.11%
Xerox Corporation *			1,400	19,712

OIL & GAS--	5.03%
Anadarko Petroleum Corporation			1,400	92,904
BP PLC ADR			3,800	218,614
ChevronTexaco Corporation			3,000	160,920
Royal Dutch Petroleum Company ADR			4,100	211,560
Unocal Corporation			4,300	184,900
				868,898
PAPER & FOREST PRODUCTS--	0.23%
International Paper Company			1,000	40,410

PHARMACEUTICALS--	5.79%
Bristol-Myers Squibb Company			2,500	59,175
Johnson & Johnson			5,500	309,815
Merck & Company, Incorporated			2,700	89,100
Pfizer, Incorporated			13,745	420,597
Watson Pharmaceuticals, Incorporated *			2,200	64,812
Wyeth			1,500	56,100
				999,599
SEMICONDUCTOR EQUIPMENT & PRODUCTS--	2.66%
Analog Devices, Incorporated			500	19,390
Intel Corporation			12,000	240,720
KLA-Tencor Corporation *			400	16,592
Linear Technology Corporation			500	18,120
Maxim Integrated Products, Incorporated			400	16,916
Micron Technology, Incorporated *			900	10,827
Texas Instruments Incorporated			5,900	125,552
Xilinx, Incorporated			400	10,800
				458,917
SOFTWARE--	3.59%
Electronic Arts Incorporated *			600	27,594
Intuit Incorporated *			400	18,160
Microsoft Corporation			15,600	431,340
Oracle Corporation *			8,800	99,264
PeopleSoft, Incorporated *			1,500	29,775
VERITAS Software Corporation *			800	14,240
				620,373
SPECIALTY RETAIL--	2.30%
Bed Bath & Beyond Incorporated *			1,800	66,798
Chico's FAS, Incorporated *			2,500	85,500
Home Depot, Incorporated (The)			3,300	129,360
Limited Brands			5,200	115,908
				397,566
WIRELESS TELECOMMUNICATION SERVICES--	0.74%
A T & T Wireless Services Incorporated *			6,365	94,075
Nextel Communications, Incorporated (Class A) *			1,400	33,376
				127,451

TOTAL COMMON STOCK -			89.26%
		(Cost $12,618,368)		15,423,831

			Face
COMMERCIAL PAPER			Amount

DIVERSIFIED FINANCIALS--	2.41%
Textron Financial Corporation, 1.80%, 10/05/04			$ 417,000	416,916

ELECTRIC--	4.63%
Duke Energy Corporation, 1.82%, 10/04/04			800,000	799,879

GAS--	3.73%
National Fuel Gas Company, 1.82%, 10/01/04			644,000	644,000

TOTAL COMMERCIAL PAPER -			10.77%	1,860,795
		(Cost $1,860,795)

TOTAL INVESTMENTS -			100.03%
		(Cost $14,479,163)		17,284,626

LIABILITIES IN EXCESS OF OTHER ASSETS -			-0.03%	(5,849)

NET ASSETS -			100.00%	$ 17,278,777

ABBREVIATIONS
ADR - American Depository Receipt

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	September 30, 2004			(Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK			Shares	Value

AEROSPACE & DEFENSE--	2.21%
Lockheed Martin Corporation			4,300	$ 239,854
Northrop Grumman Corporation			4,400	234,652
				474,506
AUTOMOBILES--	0.90%
Ford Motor Company			8,063	113,285
General Motors Corporation			1,900	80,712
				193,997
BANKS--	7.10%
Bank of America Corporation			13,400	580,622
PNC Financial Services Group			5,500	297,550
U.S. Bancorp			11,000	317,900
Wells Fargo & Company			5,500	327,965
				1,524,037
BEVERAGES--	3.06%
Anheuser-Busch Companies, Incorporated			3,200	159,840
Coca-Cola Company			4,500	180,225
PepsiCo, Incorporated			6,500	316,225
				656,290
BIOTECHNOLOGY--	0.61%
Amgen Incorporated *			2,300	130,364

BUILDING PRODUCTS--	0.76%
American Standard Companies Incorporated *			4,200	163,422

CHEMICALS--	1.28%
Dow Chemical Company (The)			2,800	126,504
E.I. du Pont de Nemours and Company			1,900	81,320
PPG Industries, Incorporated			1,100	67,408
				275,232
COMMERCIAL SERVICES & SUPPLIES--	0.54%
Banta Corporation			2,900	115,275

COMMUNICATION EQUIPMENT--	1.10%
Cisco Systems, Incorporated *			13,000	235,300

COMPUTERS & PERIPHERALS--	1.10%
EMC Corporation *			6,400	73,856
International Business Machines Corporation			1,900	162,906
				236,762
CONTAINERS & PACKAGING--	0.50%
Sealed Air Corporation *			2,300	106,605

DIVERSIFIED FINANCIALS--	4.08%
Citigroup, Incorporated			11,633	513,248
JPMorgan Chase & Company			6,550	260,232
Morgan Stanley			2,000	98,600
Piper Jaffray Companies, Incorporated *			110	4,355
				876,435
DIVERSIFIED TELECOMMUNICATION SERVICES--	0.90%
Alltel Corporation			1,700	93,347
Verizon Communications, Incorporated			2,510	98,844
				192,191

ELECTRIC UTILITIES--	2.63%
Allegheny Energy, Incorporated *			3,400	54,264
Ameren Corporation			2,800	129,220
CenterPoint Energy, Incorporated			4,100	42,476
Constellation Energy Group			4,400	175,296
Exelon Corporation			1,600	58,704
Southern Company (The)			1,700	50,966
Wisconsin Energy Corporation			1,700	54,230
				565,156
ENERGY EQUIPMENT & SERVICES--	1.16%
Schlumberger Limited			3,700	249,047

FOOD PRODUCTS--	2.99%
ConAgra Foods, Incorporated			6,600	169,686
H.J. Heinz Company			3,300	118,866
McCormick & Company, Incorporated			3,100	106,454
Sara Lee Corporation			7,800	178,308
Sensient Technologies Corporation			3,200	69,248
				642,562
FOOD & DRUG RETAILING--	2.35%
Wal-Mart Stores, Incorporated			9,500	505,400

GOVERNMENT AGENCY--	1.18%
Federal Home Loan Mortgage Corporation			3,900	254,436

HEALTH CARE EQUIPMENT & SUPPLIES--	1.28%
Beckman Coulter, Incorporated			3,900	218,868
Zimmer Holdings, Incorporated *			700	55,328
				274,196
HEALTH CARE PROVIDERS & SERVICES--	0.38%
Health Management Associates, Incorporated (Class A)			4,000	81,720

HOTELS, RESTAURANTS & LEISURE--	1.71%
Starwood Hotels & Resorts Worldwide, Incorporated			7,900	366,718

HOUSEHOLD DURABLES--	1.11%
Stanley Works (The)			3,200	136,096
Whirlpool Corporation			1,700	102,153
				238,249
HOUSEHOLD PRODUCTS--	2.74%
Kimberly-Clark Corporation			2,300	148,557
Newell Rubbermaid Incorporated			3,600	72,144
Procter & Gamble Company			6,800	368,016
				588,717
INDUSTRIAL CONGLOMERATES--	5.20%
3M Company			1,800	143,946
Danaher Corporation			4,200	215,376
General Electric Company			19,450	653,131
Waste Management, Incorporated			3,800	103,892
				1,116,345
INSURANCE--	5.10%
American International Group, Incorporated			6,100	414,739
Marsh and McLennan Companies, Incorporated			2,400	109,824
Principal Financial Group, Incorporated			3,200	115,104
Prudential Financial, Incorporated			6,900	324,576
St. Paul Travelers Companies, Incorporated			3,981	131,612
				1,095,855
LEISURE EQUIPMENT & PRODUCTS--	0.19%
Brunswick Corporation			900	41,184

MACHINERY--	0.98%
Ingersoll-Rand Company (Class A)			3,100	210,707

MEDIA--	3.28%
Comcast Corporation (Special Class A ) *			2,800	78,176
Cox Communications, Incorporated (Class A) *			1,800	59,634
Time Warner Incorporated *			10,600	171,084
Viacom Incorporated (Class B)			4,100	137,596
Walt Disney Company (The)			11,400	257,070
				703,560
MULTI-LINE RETAIL--	1.80%
Federated Department Stores, Incorporated			6,100	277,123
Staples, Incorporated			3,700	110,334
				387,457
OIL & GAS--	8.50%
Anadarko Petroleum Corporation			2,759	183,087
BP PLC ADR			4,500	258,885
ChevronTexaco Corporation			5,500	295,020
Exxon Mobil Corporation			13,600	657,288
Royal Dutch Petroleum Company ADR			6,100	314,760
Weatherford International Limited *			2,300	117,346
				1,826,386
PAPER & FOREST PRODUCTS--	1.48%
International Paper Company			1,200	48,492
Plum Creek Timber Company, Incorporated			7,700	269,731
				318,223
PHARMACEUTICALS--	7.01%
Allergan, Incorporated			1,700	123,335
Bristol-Myers Squibb Company			6,200	146,754
Johnson & Johnson			6,400	360,512
Merck & Company, Incorporated			5,300	174,900
Pfizer, Incorporated			14,940	457,164
Watson Pharmaceuticals, Incorporated *			4,200	123,732
Wyeth			3,200	119,680
				1,506,077
REAL ESTATE--	6.82%
CenterPoint Properties Corporation			14,600	636,268
Health Care Property Investors, Incorporated			11,600	301,600
Public Storage, Incorporated			5,300	262,615
Weingarten Realty Investors			8,025	264,905
				1,465,388
ROAD & RAIL--	0.48%
USF Corporation			2,900	104,081

SEMICONDUCTOR EQUIPMENT & PRODUCTS--	1.51%
Intel Corporation			12,900	258,774
Texas Instruments Incorporated			3,100	65,968
				324,742
SOFTWARE--	2.92%
Microsoft Corporation			22,700	627,655

SPECIALTY RETAIL--	1.45%
Limited Brands			6,400	142,656
Lowe's Companies, Incorporated			3,100	168,485
				311,141
TOBACCO--	1.21%
Altria Group, Incorporated			2,500	117,600
Reynolds American Incorporated			2,100	142,884
				260,484

TOTAL COMMON STOCK -			89.60%
		(Cost $17,560,531)		19,245,902

			Face
			Amount
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--	4.67%
Textron Financial Corporation, 1.80%, 10/05/04			$ 1,004,000	1,003,799

ELECTRIC--	4.54%
Duke Energy Corporation, 1.82%, 10/04/04			975,000	974,852

GAS--	1.18%
National Fuel Gas Company, 1.82%, 10/01/04			254,000	254,000

TOTAL COMMERCIAL PAPER -			10.39%
		(Cost $2,232,651)		2,232,651

TOTAL INVESTMENTS -			99.99%
		(Cost $19,793,182)		21,478,553

CASH AND OTHER ASSETS, LESS LIABILITIES -			0.01%	2,376

NET ASSETS -			100.00%	$ 21,480,929

ABBREVIATIONS
ADR - American Depository Receipt

* - Non-income producing security

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	September 30, 2004		(Unaudited)

BALANCED PORTFOLIO

COMMON STOCK		Shares	Value

AEROSPACE & DEFENSE--	0.64%
Honeywell International Incorporated		2,300	$ 82,478

AIR FREIGHT & COURIERS--	0.65%
United Parcel Service, Incorporated (Class B)		1,100	83,512

AUTOMOBILES--	0.62%
Ford Motor Company		2,674	37,570
General Motors Corporation		1,000	42,480
			80,050
BANKS--	6.19%
Bank of America Corporation		6,800	294,644
PNC Financial Services Group		1,800	97,380
U.S. Bancorp		5,500	158,950
Wachovia Corporation		1,500	70,425
Wells Fargo & Company		3,000	178,890
			800,289
BEVERAGES--	1.71%
Anheuser-Busch Companies, Incorporated		1,500	74,925
Coca-Cola Company		2,300	92,115
PepsiCo, Incorporated		1,100	53,515
			220,555
BIOTECHNOLOGY--	0.44%
Amgen Incorporated *		1,000	56,680

BUILDING PRODUCTS--	0.51%
American Standard Companies Incorporated *		1,700	66,147

CHEMICALS--	0.93%
Dow Chemical Company (The)		1,100	49,698
E.I. du Pont de Nemours and Company		800	34,240
PPG Industries, Incorporated		600	36,768
			120,706
COMMERCIAL SERVICES & SUPPLIES--	0.97%
Banta Corporation		1,900	75,525
H & R Block, Incorporated		1,000	49,420
			124,945
COMMUNICATION EQUIPMENT--	1.48%
Cisco Systems, Incorporated *		9,300	168,330
Motorola, Incorporated		1,300	23,452
			191,782
COMPUTERS & PERIPHERALS--	2.64%
Dell Incorporated *		2,700	96,120
EMC Corporation *		6,900	79,626
Hewlett-Packard Company		600	11,250
International Business Machines Corporation		1,500	128,610
Sun Microsystems, Incorporated *		6,400	25,856
			341,462
CONTAINERS & PACKAGING--	0.36%
Sealed Air Corporation *		1,000	46,350

DIVERSIFIED FINANCIALS--	5.59%
American Express Company		1,500	77,190
Citigroup, Incorporated		5,500	242,660
JPMorgan Chase & Company		7,224	287,010
Morgan Stanley		2,300	113,390
Piper Jaffray Companies Incorporated *		48	1,900
			722,150
DIVERSIFIED TELECOMMUNICATION SERVICES--	1.69%
Alltel Corporation		800	43,928
SBC Communications Incorporated		3,400	88,230
Verizon Communications Incorporated		776	30,559
Vodafone Group PLC ADR		2,300	55,453
			218,170
ELECTRIC UTILITIES--	1.96%
Allegheny Energy, Incorporated *		1,100	17,556
Ameren Corporation		1,500	69,225
CenterPoint Energy, Incorporated		2,300	23,828
Constellation Energy Group		2,200	87,648
Exelon Corporation		500	18,345
Southern Company (The)		600	17,988
Wisconsin Energy Corporation		600	19,140
			253,730

ENERGY EQUIPMENT & SERVICES--	0.83%
Schlumberger Limited		1,600	107,696

FOOD PRODUCTS--	2.42%
ConAgra Foods, Incorporated		2,500	64,275
H.J. Heinz Company		1,100	39,622
McCormick & Company, Incorporated		2,200	75,548
Sara Lee Corporation		2,800	64,008
Sensient Technologies Corporation		3,200	69,248
			312,701
FOOD & DRUG RETAILING--	1.30%
Wal-Mart Stores, Incorporated		3,151	167,633

GOVERNMENT AGENCY--	0.81%
Federal Home Loan Mortgage Corporation		1,600	104,384

HEALTH CARE EQUIPMENT & SUPPLIES--	0.98%
Abbott Laboratories		1,600	67,776
Beckman Coulter, Incorporated		900	50,508
Zimmer Holdings, Incorporated *		110	8,694
			126,978
HEALTH CARE PROVIDERS & SERVICES--	0.27%
Health Management Associates, Incorporated (Class A)		1,700	34,731

HOTELS, RESTAURANTS & LEISURE--	1.11%
Starwood Hotels & Resorts Worldwide, Incorporated		3,100	143,902

HOUSEHOLD DURABLES--	1.96%
Black & Decker Corporation		2,500	193,600
Stanley Works (The)		1,400	59,542
			253,142
HOUSEHOLD PRODUCTS--	2.00%
Kimberly-Clark Corporation		1,000	64,590
Newell Rubbermaid Incorporated		1,600	32,064
Procter & Gamble Company		3,000	162,360
			259,014
INDUSTRIAL CONGLOMERATES--	3.12%
3M Company		700	55,979
Danaher Corporation		1,400	71,792
General Electric Company		8,200	275,356
			403,127
INFORMATION TECHNOLOGY CONSULTING & SERVICES--	0.05%
Electronic Data Systems Corporation		200	3,878
SunGard Data Systems Incorporated *		100	2,377
			6,255
INSURANCE--	2.04%
American International Group, Incorporated		2,179	148,150
Prudential Financial, Incorporated		2,300	108,192
St. Paul Travelers Companies, Incorporated		243	8,034
			264,376
LEISURE EQUIPMENT & PRODUCTS--	0.71%
Brunswick Corporation		2,000	91,520

MACHINERY--	0.53%
Ingersoll-Rand Company (Class A)		1,000	67,970

MEDIA--	1.86%
Comcast Corporation (Special Class A ) *		800	22,336
Cox Communications, Incorporated (Class A) *		700	23,191
Time Warner Incorporated *		3,400	54,876
Viacom Incorporated (Class B)		1,500	50,340
Walt Disney Company (The)		4,000	90,200
			240,943
METALS & MINING--	0.29%
Alcoa Incorporated		1,100	36,949

MULTI-LINE RETAIL--	0.88%
Federated Department Stores, Incorporated *		2,500	113,575

OIL & GAS--	4.30%
Anadarko Petroleum Corporation		700	46,452
BP PLC ADR		2,028	116,671
ChevronTexaco Corporation		2,100	112,644
Exxon Mobil Corporation		2,500	120,825
Royal Dutch Petroleum Company ADR		1,750	90,300
Unocal Corporation		1,600	68,800
			555,692

PAPER & FOREST PRODUCTS--	0.16%
International Paper Company		500	20,205

PERSONAL PRODUCTS--	0.26%
Gillette Company (The)		800	33,392

PHARMACEUTICALS--	5.92%
Allergan, Incorporated		600	43,530
Bristol-Myers Squibb Company		2,200	52,074
Hospira, Incorporated*		140	4,284
Johnson & Johnson		3,700	208,421
Merck & Company, Incorporated		2,200	72,600
Pfizer, Incorporated		9,095	278,307
Watson Pharmaceuticals, Incorporated *		1,700	50,082
Wyeth		1,500	56,100
			765,398
ROAD & RAIL--	0.50%
USF Corporation		1,800	64,602

SEMICONDUCTOR EQUIPMENT & PRODUCTS--	1.66%
Intel Corporation		8,700	174,522
Texas Instruments Incorporated		1,900	40,432
			214,954
SOFTWARE--	2.32%
Microsoft Corporation		8,100	223,965
Oracle Corporation *		1,400	15,792
VERITAS Software Corporation *		3,400	60,520
			300,277
SPECIALTY RETAIL--	2.01%
Home Depot, Incorporated (The)		2,300	90,160
Limited Brands		3,200	71,328
Lowe's Companies, Incorporated		1,800	97,830
			259,318

TOTAL COMMON STOCK -		64.67%
		(Cost $7,572,962)	8,357,740

BONDS AND NOTES		Face
		Amount
AUTO COMPONENTS--	4.36%
Cooper Tire & Rubber Company, 7.75%, 12/15/09		$ 400,000	458,316
TRW, Incorporated, 6.30%, 05/15/08		100,000	104,843
			563,159
AUTOMOBILES--	1.00%
DaimlerChrysler North America Holdings, 7.20%, 09/01/09		115,000	129,440

BUILDING PRODUCTS--	0.80%
Lafarge Corporation, 6.375%, 07/15/05 (a)		100,000	102,664

DIVERSIFIED FINANCIALS--	5.62%
Household Finance Corporation, 5.875%, 02/01/09		250,000	269,494
Southwestern Bell Capital Corporation, 7.11%, 08/14/06		425,000	457,336
			726,830
DIVERSIFIED TELECOMMUNICATION SERVICES--	0.79%
US West Communications, Incorporated, 6.125%, 11/15/05		100,000	102,125

INDUSTRIAL CONGLOMERATES--	1.55%
Tyco International Group SA, yankee bond, 5.875%, 11/01/04 (a)		200,000	200,529

REAL ESTATE--	0.90%
Weingarten Realty Investors, 7.35%, 07/20/09		100,000	115,553

TRANSPORTATION INFRASTRUCTURE--	3.81%
Hertz Corporation, 7.40%, 03/01/11		200,000	217,408
Union Tank Car Company, 6.63%, 10/03/04 (a)		275,000	275,000
			492,408
U S GOVERNMENT AGENCY SECURITIES--	5.40%
Federal Home Loan Bank,
2.45%, 03/23/07		400,000	394,487
Federal Home Loan Bank,
2.141%, 07/21/08		300,000	300,150
Federal Home Loan Mortgage Corporation,
Pool # 360100, 9.00%, 04/01/20		2,405	2,701
Federal Home Loan Mortgage Corporation,
Pool # 540341, 9.00%, 09/01/19		915	1,027
			698,365

TOTAL BONDS AND NOTES -		24.23%
		(Cost $2,983,910)	3,131,073

COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--	4.17%
Textron Financial Corporation, 1.80%, 10/05/04		539,000	538,892

ELECTRIC UTILTIES--	4.64%
Duke Energy Corporation, 1.82%, 10/04/04		600,000	599,909

GAS--	2.10%
National Fuel Gas Company, 1.82%, 10/01/04		271,000	271,000

TOTAL COMMERCIAL PAPER -		10.91%	1,409,801
		(Cost $1,409,801)

TOTAL INVESTMENTS -		99.81%
		(Cost $11,966,673)	12,898,614

CASH AND OTHER ASSETS, LESS LIABILITIES-		0.19%	24,491

NET ASSETS -		100.00%	$ 12,923,105

ABBREVIATIONS
ADR - American Depository Receipt

Notes to Schedules of Investments

(a) Long term obligations that will mature in less than one year.

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS			September 30, 2004		(Unaudited)

MONEY MARKET PORTFOLIO
			Interest/
U S GOVERNMENT AND AGENCY		Maturity	Stated	Face
SHORT-TERM OBLIGATIONS		Date	Rate(%)	Amount	Value

U S GOVERNMENT AGENCIES--	100.15%
Federal Home Loan Bank		10/01/04	1.610	$ 941,000	$ 941,000
Federal Home Loan Bank		10/08/04	1.670	2,679,000	2,678,130
Federal Home Loan Mortgage Corporation		10/15/04	1.730	2,573,000	2,571,269
Federal Home Loan Mortgage Corporation		10/18/04	1.740	2,666,000	2,663,809
Federal National Mortgage Association		10/04/04	1.720	1,935,000	1,934,723
Federal National Mortgage Association		10/05/04	1.680	2,310,000	2,309,568
Federal National Mortgage Association		10/06/04	1.700	4,820,000	4,818,861
Federal National Mortgage Association		10/07/04	1.720	3,315,000	3,314,049
Federal National Mortgage Association		10/12/04	1.720	3,675,000	3,673,068
Federal National Mortgage Association		10/13/04	1.720	1,295,000	1,294,257
Federal National Mortgage Association		10/14/04	1.730	2,200,000	2,198,625
Federal National Mortgage Association		10/20/04	1.760	1,433,000	1,431,669

TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -				100.15%
				(Cost $29,829,028)	29,829,028

LIABILITIES IN EXCESS OF OTHER ASSETS -				-0.15%	(45,960)

		NET ASSETS -		100.00%	$29,783,068

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS		September 30, 2004			(Unaudited)

GOVERNMENT BOND PORTFOLIO			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

METALS & MINING--	4.71%
Carpenter Technology Corporation		05/15/13	6.625	$ 500,000	$ 523,472

TOTAL CORPORATE BONDS -				4.71%	523,472
				(Cost $499,739)

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--	38.50%
Federal Home Loan Bank		03/06/06	5.125	235,000	243,466
Federal Home Loan Bank		06/15/06	1.875	500,000	493,467
Federal Home Loan Bank		02/15/07	7.250	200,000	219,323
Federal Home Loan Mortgage Corporation		07/15/06	5.500	200,000	209,570
Federal Home Loan Mortgage Corporation		03/16/07	2.700	325,000	322,731
Federal Home Loan Mortgage Corporation		03/15/08	2.750	950,000	933,551
Federal National Mortgage Association		05/02/06	5.500	650,000	678,598
Federal National Mortgage Association		01/02/07	4.750	300,000	311,060
Federal National Mortgage Association		01/15/07	5.000	450,000	470,593
Federal National Mortgage Association		08/15/08	3.250	400,000	396,652
					4,279,011
U S GOVERNMENT SECURITIES--	42.75%
U S Treasury Bonds		11/15/13	4.250	817,000	827,532
U S Treasury Notes		07/15/06	7.000	500,000	538,906
U S Treasury Notes		11/15/06	2.625	1,500,000	1,499,472
U S Treasury Notes		11/15/06	3.500	650,000	661,400
U S Treasury Notes		05/15/08	2.625	450,000	443,408
U S Treasury Notes		08/15/08	3.250	250,000	251,182
U S Treasury Notes		11/15/08	4.750	500,000	530,000
					4,751,900

TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES -				81.25%
				(Cost $9,024,045)	9,030,911
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--	13.18%
Federal National Mortgage Association		10/01/04	1.710	414,000	414,000
Federal National Mortgage Association		10/08/04	1.700	1,051,000	1,050,653

TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -				13.18%
				(Cost $1,464,653)	1,464,653

TOTAL INVESTMENTS -				99.14%
				(Cost $10,988,437)	11,019,036

CASH AND OTHER ASSETS, LESS LIABILITIES -				0.86%	95,552

NET ASSETS -				100.00%	$ 11,114,588

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	September 30, 2004		(Unaudited)

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK		Shares	Value

AEROSPACE & DEFENSE--	4.08%
Curtiss-Wright Corporation		800	$ 45,784
L-3 Communications Holdings, Incorporated		1,000	67,000
			112,784
BANKS--	1.87%
Greenhill & Company, Incorporated		400	9,440
Investors Financial Services Corporation		600	27,078
Wilshire Bancorp, Incorporated *		500	15,090
			51,608
BIOTECHNOLOGY--	3.86%
Elan Corporation PLC ADR *		1,600	37,440
Given Imaging Limited *		1,800	69,210
			106,650
CHEMICALS--	0.22%
Landec Corporation *		800	6,000

COMMERCIAL SERVICES & SUPPLIES--	8.63%
CoStar Group Incorporated *		1,600	78,704
Headwaters Incorporated *		600	18,516
Iron Mountain Incorporated *		2,000	67,700
Mine Safety Appliances Company		1,800	73,296
			238,216
COMMUNICATION EQUIPMENT--	3.01%
Laboratory Corporation of America Holdings *		1,900	83,068

COMPUTERS & PERIPHERALS--	1.57%
AMX Corporation *		2,400	43,296

DIVERSIFIED FINANCIALS--	9.86%
Asset Acceptance Capital Corporation *		500	8,485
Chicago Mercantile Exchange (The)		600	96,780
First Marblehead Corporation (The) *		1,600	74,240
Jackson Hewitt Tax Service Incorporated		3,400	68,782
New Century Financial Corporation		400	24,088
			272,375
ELECTRIC UTILITIES--	3.24%
AES Corporation (The) *		8,000	79,920
Suncor Energy, Incorporated		300	9,603
			89,523
ELECTRICAL EQUIPMENT--	1.43%
Franklin Electric Company, Incorporated		1,000	39,600

ELECTRONIC EQUIPMENT & INSTRUMENTS--	1.76%
NVE Corporation *		400	13,220
Waters Corporation *		800	35,280
			48,500
ENERGY EQUIPMENT & SERVICE--	1.55%
Baker Hughes Incorporated		200	8,744
Cameco Corporation		300	23,772
USEC Incorporated		1,000	10,370
			42,886
FOOD PRODUCTS--	0.18%
MGP Ingredients, Incorporated		500	4,960

FOOD & DRUG RETAILING--	1.82%
Smart & Final Incorporated *		3,000	50,280

HEALTH CARE EQUIPMENT & SUPPLIES--	11.49%
Biomet, Incorporated		800	37,504
Biosite Incorporated *		1,000	48,960
Cooper Companies, Incorporated (The)		1,200	82,260
Intuitive Surgical, Incorporated *		2,600	64,350
Kinetic Concepts, Incorporated *		1,600	84,080
			317,154
HEALTH CARE PROVIDERS & SERVICES--	0.90%
Eclipsys Corporation *		1,600	24,960

HOTELS, RESTAURANTS & LEISURE--	0.49%
Starbucks Corporation *		300	13,638

HOUSEHOLD PRODUCTS--
Sherwin-Williams Company (The)	3.50%	2,200	96,712

INFORMATION TECHNOLOGY CONSULTING & SERVICES--	0.90%
NCR Corporation *		500	24,795

INTERNET/CATALOG RETAIL--	3.03%
Amazon.com, Incorporated *		100	4,086
Jupitermedia Corporation *		1,400	24,920
Shanda Interactive Entertainment Limited ADR *		2,000	48,000
Stamps.com Incorporated *		500	6,650
			83,656
INTERNET SOFTWARE & SERVICES--	9.74%
Google Incorporated (Class A) *		700	90,720
InfoSpace, Incorporated *		300	14,217
Research in Motion Limited *		1,100	83,974
Websense, Incorporated *		700	29,169
Yahoo! Incorporated *		1,500	50,865
			268,945
LEISURE EQUIPMENT & SERVICES--	2.70%
LIFE TIME FITNESS, Incorporated *		2,900	74,414

MACHINERY--	6.38%
Ceradyne, Incorporated *		1,600	70,256
Joy Global Incorporated		600	20,628
Zebra Technologies Corporation (Class A) *		1,400	85,414
			176,298
MEDIA--	2.25%
XM Satellite Radio Holdings Incorporated (Class A) *		2,000	62,040

MULTI-LINE RETAIL--	3.17%
Kmart Holding Corporation *		1,000	87,470

PAPER/FOREST PRODUCTS--	1.52%
Plum Creek Timber Company, Incorporated		1,200	42,036

PERSONAL PRODUCTS--	0.14%
Taser International, Incorporated *		100	3,755

PHARMACEUTICALS--	0.88%
Martek Biosciences Corporation *		500	24,320

REAL ESTATE--	2.70%
General Growth Properties, Incorporated		400	12,400
SL Green Realty Corporation		1,200	62,172
			74,572

SEMICONDUCTOR EQUIPMENT & PRODUCTS--	3.03%
Marvell Technology Group Limited *		3,200	83,616

SOFTWARE--	0.33%
Cogent Incorporated *		500	9,110

TRANSPORTATION--	0.47%
Teekay Shipping Corporation		300	12,927

WIRELESS TELECOMMUNICATIONS--	2.98%
NII Holdings Incorporated *		2,000	82,420

TOTAL COMMON STOCK -		99.68%
	(Cost $2,544,130)		2,752,584

CASH AND OTHER ASSETS, LESS LIABILITIES -		0.32%	8,786

NET ASSETS -		100.00%	$ 2,761,370

ABBREVIATIONS
ADR - American Depository Receipt

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS		September 30, 2004			(Unaudited)

HIGH YIELD BOND PORTFOLIO

			Interest/
		Maturity	Stated	Face
CORPORATE BONDS		Date	Rate (%)	Amount	Value

AUTO COMPONENTS--	5.45%
Dana Corporation		03/15/10	10.125	$ 500,000	$ 567,500
Dura Operating Corporation		05/01/09	9.000	1,000,000	890,000
					1,457,500
CHEMICALS--	3.97%
Lyondell Chemical Company		05/01/09	10.875	1,000,000	1,060,000

CONSTRUCTION & ENGINEERING--	4.30%
Standard Pacific Corporation		04/15/12	9.250	1,000,000	1,150,000

DIVERSIFIED FINANCIALS--	2.17%
GATX Capital Corporation		06/01/09	8.875	500,000	580,440

DIVERSIFIED TELECOMMUNICATION SERVICES--	3.02%
Charter Communications Holdings (a)		01/15/10	16.397	1,000,000	807,500

ELECTRIC UTILITIES--	4.18%
AES Corporation (The)		06/01/09	9.500	1,000,000	1,117,500

ELECTRONIC EQUIPMENT & INSTRUMENTS--	3.83%
Flextronics International LTD		05/15/13	6.500	1,000,000	1,022,500

FOOD & DRUG RETAILING--	3.05%
Winn-Dixie Stores, Incorporated		04/01/08	8.875	1,000,000	815,000

HOTELS, RESTAURANTS & LEISURE--	5.21%
HMH Properties		08/01/08	7.875	253,000	260,274
Starwood Hotels & Resorts Worldwide, Incorporated (a)		05/01/12	5.717	1,000,000	1,131,250
					1,391,524
HOUSEHOLD DURABLES--	3.89%
Toll Corporation		05/01/09	8.000	1,000,000	1,040,000

LEISURE EQUIPMENT & PRODUCTS--	3.99%
Royal Caribbean Cruises Limited		12/01/13	6.875	1,000,000	1,065,000

MACHINERY--	3.70%
Case New Holland Incorporated (b)		06/01/09	6.000	1,000,000	990,000

MEDIA--	4.17%
News America Holdings		10/17/08	7.375	1,000,000	1,112,854

METALS & MINING--	3.71%
AK Steel Corporation		02/15/09	7.875	1,000,000	992,500

PAPER & FOREST PRODUCT--	3.96%
Georgia-Pacific Corporation		05/15/06	7.500	1,000,000	1,057,500

SOFTWARE--	3.85%
Unisys Corporation		04/01/08	7.875	1,000,000	1,027,500

WIRELESS TELECOMMUNICATIONS--	3.67%
Nextel Communications, Incorporated		03/15/14	5.950	1,000,000	980,000

TOTAL CORPORATE BONDS -				66.12%
				(Cost $17,023,407)	17,667,318

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--	28.30%
Federal Home Loan Bank		10/01/04	1.610	700,000	700,000
Federal Home Loan Bank		10/13/04	1.740	178,000	177,897
Federal Home Loan Mortgage Corporation		10/05/04	1.720	1,023,000	1,022,804
Federal National Mortgage Association		10/01/04	1.620	115,000	115,000
Federal National Mortgage Association		10/08/04	1.720	1,200,000	1,199,598
Federal National Mortgage Association		10/15/04	1.720	2,350,000	2,348,428
Federal National Mortgage Association		10/22/04	1.730	2,000,000	1,997,981

TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -				28.30%
				(Cost $7,561,708)	7,561,708

COMMON STOCK				Shares

DIVERSIFIED FINANCIALS--	0.05%
Leucadia National Corporation ( c)				251	14,219

DIVERSIFIED TELECOMMUNICATION SERVICES--	0.01%
XO Communications, Incorporated (c) *				975	3,081

MULTI-LINE RETAIL--	3.69%
Kmart Holding Corporation (c) *				11,250	984,038

TOTAL COMMON STOCK -				3.75%
				(Cost $1,875,887)	1,001,338
WARRANTS

AUTO COMPONENTS--	0.01%
Hayes Lemmerz International Incorporated,
expiring 06/3/06 ( c)				1,123	1,460
TOTAL WARRANTS -				0.01%
			(Cost $910,767)		1,460

TOTAL INVESTMENTS -				98.18%
				(Cost $27,371,769)	26,231,824

CASH AND OTHER ASSETS, LESS LIABILITIES -				1.82%	486,242

NET ASSETS -				100.00%	$ 26,718,066

Notes to Schedule of Investments

(a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
The interest rate shown represents the yield to maturity rate.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securites may be resold in transactions exempt from registration. At September 30, 2004, the market value of these securities amounted to $990,000 or 3.70% of net assets.

(c) Security acquired as part of a unit or in exchange for other securites.

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

SCHEDULE OF INVESTMENTS	September 30, 2004		(Unaudited)

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)		Shares	Value

AUSTRALIA--	3.79%
News Corporation Limited (The)		3,000	$ 98,610
Westpac Banking Corporation		900	57,870
			156,480

BELGIUM--	1.21%
Delhaize Group		300	18,963
Fortis		1,300	30,936
			49,899

DENMARK--	1.53%
Novo Nordisk A/S		800	43,816
TDC A/S		1,100	19,393
			63,209

FINLAND--	1.16%
Nokia Oyj		3,500	48,020

FRANCE--	9.51%
Alcatel SA *		1,500	17,595
Axa		2,400	48,672
France Telecom SA		1,500	37,500
Groupe Danone		2,000	31,400
Sanofi-Aventis		1,733	63,445
Total SA		1,900	194,123
			392,735

GERMANY--	6.97%
DaimlerChrysler AG		1,100	45,562
Deutsche Bank AG		700	50,358
Deutsche Telekom AG *		3,400	63,444
SAP AG		1,400	54,530
Siemens AG		1,000	73,700
			287,594

GREECE--	0.60%
Hellenic Telecommunications Organization SA		3,700	24,716

HONG KONG--	1.40%
Chartered Semiconductor Manufacturing Limited *		200	1,212
Cheung Kong (Holdings) Limited		2,500	21,399
Hutchison Whampoa Limited		900	35,201
			57,812

IRELAND--	1.31%
Bank of Ireland		1,000	54,200

ITALY--	4.65%
Eni S.p.A.		500	56,150
Luxottica Group S.p.A.		700	12,495
SanPaolo IMI S.p.A.		1,000	22,600
Telecom Italia S.p.A.		3,270	100,585
			191,830

JAPAN--	20.22%
Canon Incorporated		1,600	75,456
Hitachi, Limited		700	42,245
Honda Motor Company, Limited		3,500	85,260
Kirin Brewery Company, Limited		2,200	19,184
Matsushita Electric Industrial Company, Limited		3,700	49,654
Millea Holdings, Incorporated		500	32,135
Mitsubishi Tokyo Financial Group, Incorporated		8,500	70,890
NEC Corporation		3,000	17,970
Nippon Telegraph And Telephone Corporation		5,700	113,886
SONY Corporation		1,600	55,024
TDK Corporation		200	13,412
Toyota Motor Corporation		3,400	259,692
			834,808

NETHERLANDS--	3.77%
ABN AMRO Holding N.V.		900	20,484
Aegon N.V.		946	10,217
ING Groep N.V.		1,200	30,336
Koninklijke Ahold N.V.		512	3,272
Koninklijke (Royal) KPN N.V.		817	6,103
Koninklijke (Royal) Philips Electronics N.V.		800	18,328
Royal Dutch Petroleum Company		1,300	67,080
			155,820

NORWAY--	1.42%
Norsk Hydro ASA		800	58,592

PORTUGAL--	1.11%
Electricidade de Portugal, S.A.		200	5,850
Portugal Telecom, SGPS, S.A.		3,640	40,040
			45,890

SPAIN--	3.84%
Banco Bilbao Vizcaya Argentaria, S.A.		2,400	33,120
Banco Santander Central Hispano S.A.		3,500	34,230
Endesa, S.A.		800	15,288
Repsol YPF, S.A.		1,000	21,920
Telefonica S.A.		1,199	53,943
			158,501

SWEDEN--	1.08%
Telefonaktiebolaget LM Ericsson *		1,420	44,361

SWITZERLAND--	6.55%
Adecco SA		900	11,142
Nestle SA		2,000	114,519
Novartis AG		3,100	144,677
			270,338

UNITED KINGDOM--	17.98%
AstraZeneca PLC		1,600	65,808
BG Group PLC		700	23,828
BP PLC		3,400	195,602
BT Group PLC		800	26,360
Barclays PLC		1,300	50,297
Cable & Wireless PLC		900	4,734
Cadbury Schweppes PLC		400	12,364
GlaxoSmithKline PLC		2,899	126,773
Imperial Chemical Industries PLC		200	3,080
International Power PLC *		100	2,995
Shell Transport & Trading Company PLC		1,500	66,765
Unilever PLC		500	16,510
Vodafone Group PLC		5,900	142,249
WPP Group PLC		100	4,670
			742,035

TOTAL COMMON STOCK -		88.10%
		(Cost $5,076,048)	3,636,840

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS		Face
		Amount
U S GOVERNMENT AGENCIES--

Federal Farm Credit Bank, 1.75%, 10/01/04	9.69%	$ 400,000	400,000

TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS -		9.69%
		(Cost $400,000)	400,000

TOTAL INVESTMENTS -		97.79%
		(Cost $5,476,048)	4,036,840

CASH AND OTHER ASSETS, LESS LIABILITIES-		2.21%	91,284

NET ASSETS -		100.00%	$ 4,128,124

Notes to Schedule of Investments

(a) This portfolio invests primarily in Depositary receipts, which include ADRs, GDRs, EuroDRs (Euro Depositary
Receipts) and NYSs (New York Shares). These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

* - Non-income producing securities

See notes to schedule of quarterly portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
SEPTEMBER 30, 2004
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the
Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-
dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the nine months ended September 30, 2004, other than commercial paper, were as follows:

		Purchases	Sales

	Growth	$ 155,950	$ 659,783
	Equity Income	$ 1,104,148	$ 1,960,365
	Balanced	$ 1,826,592	$ 762,192
	Government Bond	$ 5,232,540	$ 4,871,590
	Small-Cap/Mid-Cap	$ 9,171,320	$ 8,559,324
	High Yield Bond	$ 2,950,000	$ 5,354,186
	International Stock	$ 312,872	$ 46,486

Gross unrealized appreciation and depreciation as of September 30, 2004, is as follows:

		Appreciation	Depreciation

	Growth	$ 3,224,727	$ 419,264
	Equity Income	$ 2,983,813	$ 1,298,442
	Balanced	$ 1,411,213	$ 479,272
	Government Bond	$ 102,104	$ 71,505
	Small-Cap/Mid-Cap	$ 222,882	$ 14,428
	High Yield Bond	$ 1,206,763	$ 2,346,708
	International Stock	$ 296,788	$ 1,735,996